DUE FROM RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
DUE FROM RELATED PARTIES
NOTE 5 - DUE FROM RELATED PARTIES

Due from related parties consisted of:

	March 31,	December 31,
	2021	2020
	(Unaudited)
Beijing Zhenhuikang Biotechnology Co., LTD (“Zhenhuikang”) (1)	$399,507	$404,288
Yubo Global Biotechnology (Chengdu) Co., Ltd. (2)	-	25,360
Total Due From Related Parties	$399,507	$429,648

(1)	Zhenhuikang is controlled by Zhenxigu.
(2)	Yubo Global Biotechnology (Chengdu) Co., Ltd. is controlled by Mr. Jun Wang.

The due from related parties receivables are noninterest bearing and are due on demand.

Due from related parties consisted of:

	December 31,	December 31,
	2020	2019
Beijing Zhenhuikang Biotechnology Co., Ltd (“Zhenhuikang”) (1)	$404,288	$399,251
Yubo Global Biotechnology (Chengdu) Co., Ltd. (2)	25,360	-
Total Due From Related Parties	$429,648	$399,251

(1)	Zhenhuikang is controlled by Zhenxigu.

(2)	Yubo Global Biotechnology (Chengdu) Co., Ltd. is controlled by Mr. Jun Wang.

The due from related parties receivables are noninterest bearing and are due on demand.